Dividends - Disclosure of interim dividends paid (Parenthetical) (Details) - $ / shares	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	$ 400	$ 400	$ 400
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	$ 400	$ 400	$ 400